Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease

The Company has lease agreements for office space and equipment with terms extending to 2023. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2016	$580
2017	453
2018	368
2019	348
2020	348
2021 and thereafter	1,043
$3,140